Revenue	12 Months Ended
Dec. 31, 2019
Revenue
Revenue

5 Revenue

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Non-surgical aesthetic medical services	331,428	373,348	489,569
Surgical aesthetic medical services	239,094	313,897	319,239
General healthcare services and other aesthetic medical services	126,874	74,061	60,242
	697,396	761,306	869,050

Revenue is recognised at a point in time when the respective services are rendered. All of the contract liabilities as of 31 December 2017 (RMB5,091,000) and 2018 (RMB5,996,000) were recognised as revenue in the subsequent 12‑month period.